GENERAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 152,116	$ 113,794	$ 84,556
ISRAEL
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 43,800
TAT-Engineering [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership held	51.00%
TAT [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership held	49.00%